Related Party Transactions and Balances (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of Key Management Transactions

During the years ended July 31, 2021 and 2020, the Company incurred the following expenses charged by directors and key management personnel or companies controlled by these individuals:

	Year Ended
	July 31, 2021	July 31, 2020 Restated (Note 2)	August 1, 2019 Restated (Note 2)

a) Paid or accrued professional fees to a company controlled by an officer of the Company	$114,278	$34,188	$34,188
b) Paid or accrued consulting fees to companies controlled by individual directors.	$34,632	$46,238	$98,585
c) Paid or accrued wages and consulting fees to directors	$617,733	$440,627	$228,684
d) Share based compensation to directors and officers	$1,714,508	$-	$-